Investment Objectives and Goals	Apr. 30, 2025
FRANKLIN CORE PLUS BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN CORE PLUS BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To earn a high level of current income. A secondary goal is capital appreciation over the long term.
FRANKLIN GROWTH OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Growth Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Small Cap Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
FRANKLIN SMALL-MID CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Small-Mid Cap Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Biotechnology Discovery Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN NATURAL RESOURCES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Natural Resources Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High total return. Total return consists of both capital appreciation and current dividend and interest income.